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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07404
Invesco Van Kampen California Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Invesco Van Kampen California Value
Municipal Income Trust
Semiannual Report to Shareholders ▪ August 31, 2011

NYSE: VCV

2	Trust Performance

3	Dividend Reinvestment Plan

4	Schedule of Investments

11	Financial Statements

14	Notes to Financial Statements

20	Financial Highlights

21	Approval of Investment Advisory and Sub-Advisory Agreements

23	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/11 to 8/31/11

Trust at NAV	13.29%

Trust at Market Value	12.72

Barclays Capital California Municipal Index▼	7.27

Market Price Premium to NAV as of 8/31/11	1.68

▼Barclays Capital via FactSet Research Systems Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Capital California Municipal Index is an index of California investment grade municipal bonds.
     The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Portfolio Management Update
The following individuals are jointly and primarily responsible for the day-to-day management of Invesco Van Kampen California Value Municipal Income Trust.
     Effective June 28, 2011, Stephen Turman joined the Trust’s management team. He has been associated with Invesco or its affiliates in an investment capacity since 1985.
     Effective June 28, 2011, Julius Williams joined the Trust’s management team. He has been associated with Invesco or its affiliates in an investment

NYSE Symbol	VCV
capacity since 2010. From 2000 to 2010, Mr. Williams was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Thomas Byron began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Robert Stryker began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Robert Wimmel began managing the Trust in 2001 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset Management or its affiliates in an investment capacity.

2	Invesco Van Kampen California Value Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account: You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:
Shareholders who participate in the Plan are able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by a Trust, there is no fee, and when shares are bought in blocks on the open market, the per share fee is shared among all Participants.

■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping: The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your reinvestment shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you’ll pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. If your Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if your Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and applicable per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
  To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3	Invesco Van Kampen California Value Municipal Income Trust

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–174.44%
California–168.90%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	$2,000	$2,073,500

Alhambra (City of) Atherton Baptist Homes; Series A, RB	7.50%	01/01/30	1,725	1,782,908

Anaheim (City of) (California Redevelopment Agency Pool) Project Area, Series A; Tax Allocation RB (INS–AGM)(a)(b)	5.00%	02/01/31	4,250	4,228,920

Apple Valley Redevelopment Agency; Project Area No. 2, Tax Allocation RB (INS–AMBAC)(b)	5.00%	06/01/37	4,120	3,369,583

Banning Community Redevelopment Agency; (Merged Downtown Project), Tax Allocation RB (INS–RADIAN)(b)	5.00%	08/01/23	2,790	2,446,411

Bay Area Toll Authority (San Francisco Bay Area);
Series 2007 F, Toll Bridge RB(a)	5.00%	04/01/31	6,000	6,241,020

Series 2009 F-1, Toll Bridge RB(a)	5.13%	04/01/39	4,500	4,707,675

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	08/01/28	3,000	1,244,400

Brea & Olinda Unified School District; Series A, COP, (INS–AGM)(b)	5.50%	08/01/20	1,510	1,530,763

Brea Redevelopment Agency; Series A, Tax Allocation RB (INS–AMBAC)(b)	5.50%	08/01/20	3,535	3,541,080

California (State of) Department of Veterans Affairs; Series A, RB(a)(d)	4.95%	12/01/37	9,000	8,354,700

California (State of) Department of Water Resources; Subseries F-5, RB	5.00%	05/01/22	2,000	2,262,180

California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	1,631,000

California (State of) Educational Facilities Authority (Claremont McKenna College);
Series B, RB(a)	5.00%	01/01/38	7,480	7,694,078

Series B, RB(a)	5.25%	10/01/39	10,200	10,943,580

California (State of) Educational Facilities Authority;
Pitzer College, RB	5.38%	04/01/34	2,000	2,036,360

Series B, RB	5.25%	04/01/24	1,445	1,352,563

California (State of) Health Facilities Financing Authoritiy (Stanford Hospital); Series A-2, RB	5.25%	11/15/40	3,000	3,054,330

California (State of) Health Facilities Financing Authority (Adventist Health Sestem); Series A, RB	5.75%	09/01/39	2,500	2,572,575

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	2,500	2,650,225

California (State of) Health Facilities Financing Authority (Childrens Hospital Los Angeles); Series 2010, RB (INS–AGM)(b)	5.25%	07/01/38	2,000	1,961,760

California (State of) Health Facilities Financing Authority (Providence Health & Services); Series C, RB	6.50%	10/01/33	3,000	3,397,260

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	3,500	3,506,755

California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	2,000	2,133,880

California (State of) Health Facilities Financing Authority; Cedars-Sinai Medical Center, RB	5.00%	08/15/39	4,000	3,911,520

California (State of) Housing Finance Agency; Series A, MFH RB (INS–NATL)(b)(d)	5.85%	08/01/17	2,005	2,006,604

California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.25%	02/01/37	2,500	2,189,300

California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	2,100	2,085,195

California (State of) Municipal Finance Authority (High Tech-Chula Vista); Series B, RB(e)	6.00%	07/01/28	1,000	918,540

California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	2,450	2,420,649

California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Waste Disposal RB(d)(f)	5.13%	11/01/23	2,000	2,040,620

California (State of) Pollution Control Financing Authority; Series A, Ref. RB (INS–NATL)(b)	5.90%	06/01/14	1,000	1,125,270

California (State of) Pollution Control Financing Authority; Pacific Gas & Electric, Series F, VRD RB (LOC–JP Morgan Chase)(g)(h)	0.08%	11/01/26	7,000	7,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Rural Home Mortgage Finance Authority Single Family Mortgage;
Series B, RB (CEP–GNMA)(b)(d)	6.15%	06/01/20	$15	$15,843

Series B, RB (CEP–GNMA)(b)(d)	6.25%	12/01/31	30	30,336

California (State of) Statewide Communities Development Authority (Adventist Health); Series A, RB	5.00%	03/01/19	1,825	1,919,608

California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,016,260

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,060,613

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	2,150	2,190,570

California (State of) Statewide Communities Development Authority (Enlo Medical Center); RB (INS–CA MTG)(b)	6.25%	08/15/28	2,750	2,970,715

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB	5.13%	04/01/37	1,500	1,234,725

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2008 A, VRD RB (LOC–Wells Fargo Bank N.A.)(g)(h)	0.06%	08/15/36	2,000	2,000,000

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,326,900

California (State of) Statewide Communities Development Authority (Methodist Hospital Project); RB (INS–FHA)(b)	6.75%	02/01/38	2,000	2,258,460

California (State of) Statewide Communities Development Authority (Rady Children’s Hospital); Series 2008 B, VRD RB (LOC–Wells Fargo Bank, N.A.)(g)(h)	0.06%	08/15/47	2,200	2,200,000

California (State of) Statewide Communities Development Authority (Senior Living Southern California); Series 2009, RB	7.25%	11/15/41	2,000	2,149,160

California (State of) Statewide Communities Development Authority;
Foxwood Apartments, Series J, MFH VRD RB (LOC–Wells Fargo)(g)(h)	0.17%	09/01/29	3,900	3,900,000

Irvine East, RB	5.75%	05/15/32	2,500	2,423,325

California (State of);
Series 2004 B-1, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(g)(h)	0.08%	05/01/34	600	600,000

Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,250,292

Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	2,000	2,213,800

Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,565	1,708,573

Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	3,000	3,530,970

Series 2010, Various Purpose Unlimited Tax GO Bonds	5.25%	11/01/40	2,500	2,542,575

California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006 A, Tobacco Settlement Asset-Backed Conv. RB(i)	5.45%	06/01/28	3,000	2,483,280

California State University; Series 2009 A, Systemwide RB	5.25%	11/01/38	3,000	3,086,880

Carson Redevelopment Agency; Series A, Tax Allocation RB (INS–NATL)(b)	5.00%	10/01/23	2,000	2,041,980

Cathedral (City of) Public Financing Authority;
Series A, CAB RB (INS–NATL)(b)(c)	0.00%	08/01/27	1,085	375,432

Series A, CAB RB (INS–NATL)(b)(c)	0.00%	08/01/28	1,085	346,082

Series A, CAB RB (INS–NATL)(b)(c)	0.00%	08/01/30	1,085	296,324

Series A, CAB RB (INS–NATL)(b)(c)	0.00%	08/01/31	1,085	274,028

Series A, CAB RB (INS–NATL)(b)(c)	0.00%	08/01/32	1,085	254,194

Series A, CAB RB (INS–NATL)(b)(c)	0.00%	08/01/33	1,085	236,150

Cerritos Community College District; Election 2004, Series A, GO Bonds, (INS–NATL)(b)	5.00%	08/01/27	3,220	3,349,925

Chula Vista (City of) Community Facilities District (San Miguel Improvement Area); Series A, Special Tax Bonds	5.30%	07/01/21	2,000	2,119,880

Chula Vista (City of) Redevelopment Agency; Series B, Tax Allocation RB	5.25%	10/01/27	1,540	1,297,974

Coachella Redevelopment Agency; Project Area No. 3, Tax Allocation RB	5.88%	12/01/28	940	844,449

Colton Redevelopment Agency; Mount Vernon Corridor Project, Tax Allocation RB	6.30%	09/01/36	2,000	1,846,840

Compton (City of) Water; RB	6.00%	08/01/39	1,750	1,786,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Daly (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	$1,965	$1,723,010

Desert Hot Springs Redevelopment Agency (Merged Redevelopment Project); Series A-2, Tax Allocation RB	5.75%	09/01/38	2,000	1,447,300

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	1,980	2,115,056

Eden (Township of) Healthcare District; COP	6.00%	06/01/30	1,500	1,494,825

El Cerrito (City of) Redevelopment Agency; Project Area, Series B, Tax Allocation RB (INS–NATL)(b)(d)	5.25%	07/01/15	790	825,503

Emeryville (City of) Public Financing Authority (Shellmound Park Redevelopment & Housing Project); Series B, RB (INS–NATL)(b)	5.00%	09/01/19	1,000	985,760

Florin (City of) Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS–NATL)(b)	5.00%	09/01/33	5,155	4,423,196

Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS–AMBAC)(b)	5.00%	09/01/28	3,000	2,739,720

Fontana Redevelopment Agency; Southwest Individual Park Project; Tax Allocation RB (INS–NATL)(b)	5.20%	09/01/30	1,950	1,799,479

Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds	5.00%	08/01/40	6,600	6,972,306

Foothill-Eastern Transportation Corridor Agency;
CAB RB(c)	0.00%	01/15/31	5,000	1,356,150

Senior Lien, Series A, CAB RB(c)(j)(k)	0.00%	01/01/27	2,950	1,668,844

Garden Grove Agency for Community Development; RB(e)	6.00%	10/01/27	1,890	1,585,653

Indio (City of) Redevelopment Agency; Sub-Merged Redevelopment Project Area, Series A, Tax Allocation RB	5.63%	08/15/35	1,000	890,000

Irvine (City of) Public Facilities & Infrastructure Authority; Series B, Special Assessment Bonds (INS–AMBAC)(b)	5.00%	09/02/22	2,845	2,854,645

La Quinta (City of) Redevelopment Agency; Series 2002, Tax Allocation Bonds (INS–AMBAC)(b)	5.13%	09/01/32	1,500	1,405,620

La Quinta (City of) Redevelopment Agency; Series 2002, Tax Allocation Bonds (INS–AMBAC)(b)	5.00%	09/01/22	1,420	1,456,537

Lancaster (City of) Redevelopment Agency; Combined Redevelopment Project Areas, Tax Allocation RB	6.88%	08/01/39	1,000	1,014,460

Lathrop (City of) Mossdale Village Assesment District; Series 1, RB	5.00%	09/02/25	1,000	873,470

Loma Linda (City of) Redevelopment Agency; Tax Allocation RB (INS–NATL)(b)	5.13%	07/01/30	1,000	874,390

Long Beach (City of); Long Beach Towne Center, RB	5.75%	10/01/25	2,000	2,014,920

Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	1,590	1,547,324

Los Angeles (City of) (Sonnenblick Del Rio); COP (INS–AMBAC)(b)	6.00%	11/01/19	3,000	3,014,400

Los Angeles (City of) (Unified School District);
Series 2004, GO Bonds (INS–AGC)(b)	5.00%	01/01/34	2,450	2,517,742

Series D, GO Bonds	5.00%	01/01/34	2,000	2,055,300

Los Angeles (City of) Community College District; Election 2003, Series F-1, GO Bonds(a)	5.00%	08/01/33	5,000	5,205,800

Los Angeles (City of) Community Redevelopment Agency; Grand Central Square, Series B, MFH, Tax Allocation RB (INS–AMBAC)(b)(d)	4.75%	12/01/26	2,215	1,791,492

Los Angeles (City of) County Schools Regionalized Business Services Corp; Series A, COP (INS–FHA)(b)	5.00%	09/01/28	1,250	1,266,713

Los Angeles (City of) County Schools Regionalized Business Services Corp; Series A, CAB COP (INS–AMBAC)(b)(c)	0.00%	08/01/26	1,200	412,992

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB	5.00%	05/15/35	3,000	3,090,510

Los Angeles (City of) Department of Airports;
Los Angeles International Airport, Series C, RB	5.13%	05/15/33	1,230	1,267,884

Los Angeles International Airport, Series D, RB(a)	5.25%	05/15/33	10,000	10,582,600

Los Angeles (City of) Department of Water & Power;
Series 2008 A-1, Power System RB(a)	5.25%	07/01/38	4,000	4,231,200

Series 2008 A-1, Power System RB	5.25%	07/01/38	3,000	3,173,400

Series A, RB	5.00%	07/01/22	4,800	5,686,176

Series A, RB	5.38%	07/01/38	2,000	2,138,420

Sub. Series 2001 B-2, VRD Water System RB(g)	0.05%	07/01/35	2,000	2,000,000

Mendocino (County of) (County Public Facilities Corp); COP (INS–NATL)(b)	5.25%	06/01/30	2,000	1,821,840

Metropolitan Water (District of) Southern California; Series B-2, RB (INS–NATL)(b)	5.00%	10/01/26	1,900	2,036,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Montclair Redevelopment Agency; Hacienda Mobile Home Park Project, RB	6.00%	11/15/22	$2,000	$2,020,060

Morongo Band of Mission Indians (Enterprise Casino); Series 2008, Enterprise RB(e)	6.50%	03/01/28	2,175	2,046,305

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(e)	5.50%	03/01/18	1,850	1,801,400

National City Community Development Commission; Tax Allocation RB (INS–AMBAC)(b)	5.50%	08/01/32	1,730	1,683,826

Needles Public Utility Authority; Utility System Acquisition Project, RB	6.50%	02/01/22	2,000	1,956,300

Oakland (Port of) Joint Powers Financing Authority (Oakland Powers); Series B, VRD RB (LOC–Citibank N.A.)(g)(h)	0.15%	07/01/33	2,530	2,530,000

Oakland (Port of);
Series 2002 N, Ref. RB(d)(l)	5.00%	11/01/12	175	184,216

Series 2002 N, Ref. RB (INS–NATL)(b)(d)	5.00%	11/01/22	2,325	2,346,483

Orange (County of) (California Airport); Series A, RB	5.00%	07/01/31	1,000	1,043,040

Oxnard Union High School District; Series A, GO Bonds (INS–NATL)(b)	6.20%	08/01/30	1,000	1,075,450

Palm Desert (County of) Financing Authority; Tax Allocation RB (INS–NATL)(b)	5.00%	08/01/21	1,230	1,207,343

Palm Springs (City of) (Palm Springs International Airport);
Series 2006, Ref. Sub. Airport Passenger Facilities RB(d)	6.00%	07/01/18	250	241,150

Series 2006, Ref. Sub. Airport Passenger Facilities RB(d)	5.45%	07/01/20	250	225,068

Series 2006, Ref. Sub. Airport Passenger Facilities RB(d)	6.40%	07/01/23	250	231,688

Series 2006, Ref. Sub. Airport Passenger Facilities RB(d)	6.50%	07/01/27	530	486,561

Series 2006, Ref. Sub. Airport Passenger Facilities RB(d)	5.55%	07/01/28	475	404,121

Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	2,000	2,040,180

Perris (City of) Public Financing Authority; Series B, Special Tax RB	6.63%	09/01/38	2,000	2,009,680

Perris (City of) Public Financing Authority;
Series 2006, Tax Allocation RB	5.35%	10/01/36	4,350	3,412,401

Series A, Tax Allocation RB (INS–NATL)(b)	5.00%	10/01/31	1,000	975,210

Pico Rivera (County of) Water Authority; Series A, RB (INS–NATL)(b)	5.50%	05/01/19	1,000	1,065,170

Pittsburg (County of) Redevelopment Agency; CAB Tax Allocation RB (INS–AMBAC)(b)(c)	0.00%	08/01/26	1,375	504,928

Rancho Cordova Community Facilities District (Sunridge Anatolia); Series 1, Special Tax RB	6.00%	09/01/24	2,000	2,003,200

Rancho Cucamonga Redevelopment Agency; Series A, Tax Allocation RB (INS–AGM)(b)	5.25%	09/01/20	1,000	1,001,170

Rancho Mirage Redevelopment Agency;
Series A-1, Tax Allocation RB (INS–NATL)(b)	5.00%	04/01/26	1,220	1,156,963

Series A-E, Tax Allocation RB (INS–NATL)(b)	5.25%	04/01/33	2,540	2,389,962

Redlands Redevelopment Agency; Series A, Tax Allocation RB (INS–NATL)(b)	4.75%	08/01/21	3,800	3,578,650

Redwood (City of) School District; GO Bonds (INS–NATL)(b)	5.00%	07/15/23	4,000	4,115,680

Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,693,475

Series 2009 O, General RB(a)	5.25%	05/15/39	7,500	7,955,100

Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,000	2,158,620

Riverside (County of) Community College District (Election 2004); Series C, GO Bond (INS–AGM)(a)(b)	5.00%	08/01/32	5,000	5,158,550

Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,500	1,557,495

RNR School Financing Authority; Series A, Special Tax RB (INS–AMBAC)(b)	5.00%	09/01/36	2,000	1,809,720

Roseville Joint Union High School District; Series B, CAB GO Bonds (INS–NATL)(b)(c)	0.00%	06/01/20	1,650	1,062,683

Sacramento (City of) Municipal Utility District;
Series 2008 U, Electric RB (INS–AGM)(a)(b)	5.00%	08/15/26	10,000	10,705,200

Series 2008 U, Electric RB (INS–AGM)(a)(b)	5.00%	08/15/26	4,960	5,410,616

Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,000	1,995,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Salinas Valley Solid Waste Authority;
Series A, RB (INS–AMBAC)(b)(d)	5.25%	08/01/27	$1,000	$988,270

Series A, RB (INS–AMBAC)(b)(d)	5.25%	08/01/31	2,000	1,900,400

San Bernardino Joint Powers Financing Authority; Series F, COP (INS–NATL)(b)	5.50%	09/01/20	1,720	1,720,636

San Diego (County of) Community College District (Election 2002); GO Bonds(a)	5.25%	08/01/33	5,000	5,372,950

San Diego (County of) Public Facilities Financing Authority; Series B, Water RB	5.38%	08/01/34	5,000	5,352,050

San Diego (County of) Redevelopment Agency; Project A, RB	6.40%	09/01/25	2,500	2,500,600

San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. Airport RB	5.00%	07/01/34	3,000	3,016,830

San Dimas (County of) Redevelopment Agency; Series A, Tax Allocation RB (INS–AGM)(b)	5.00%	09/01/16	560	561,848

San Francisco (City & County of) Airports Commission;
International Airport, Series A, RB	6.50%	08/01/27	400	418,008

International Airport, Series A, RB (INS–AGM)(b)(d)	6.13%	01/01/27	1,660	1,662,058

International Airport, Series A, RB (INS–NATL)(b)(d)	5.25%	05/01/26	440	440,110

International Airport, Series A, RB (INS–NATL)(b)(d)	5.25%	05/01/31	1,290	1,289,987

International Airport, Series F, RB(d)	5.00%	05/01/25	4,000	4,085,880

San Francisco (City & County of) Public Utilities Commission; Sub–Series 2011 A, Water RB	5.00%	11/01/36	4,800	5,059,920

San Francisco (City and County of) Airports Commission; International Airport, Series G, RB	5.25%	05/01/28	3,000	3,229,440

San Francisco (City of) Bay Area Rapid Transit District; Rapid Transportation District Sales Tax, RB	5.00%	07/01/28	1,000	1,111,080

San Francisco (City of) City & County Airports Commission; Series 2011, International Airport RB(d)	5.00%	05/01/33	2,150	2,256,425

Sanger Unified School District; Ref GO Bonds (INS–NATL)(b)	5.60%	08/01/23	2,000	2,141,200

Santa Ana Unified School District (Financing Project); Series C, CAB, COP (INS–AGM)(b)(c)	0.00%	04/01/36	1,000	191,400

Santa Clara (County of) California Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB(a)	5.25%	05/15/36	10,000	10,315,400

Sierra View (District of) Local Health Care District; RB	5.25%	07/01/32	2,000	1,933,480

South Orange (County of) Public Financing Authority; Reassessment RB (INS–AGM)(b)	5.80%	09/02/18	3,305	3,378,834

South Tahoe (County of) Joint Powers Financing Authority;
Series A, RB (INS–AGM)(b)	5.00%	10/01/29	1,640	1,654,366

Series A, RB (INS–AMBAC)(b)	5.00%	10/01/28	2,250	2,007,045

Southern California Logistics Airport Authority; Series A, Tax Allocation RB	6.00%	12/01/38	1,285	764,357

Southern California Public Power Authority (Mead-Adelanto); Series 2008 A, VRD RB(g)	0.10%	07/01/20	200	200,000

Southern California Public Power Authority;
RB	6.75%	07/01/12	5,000	5,250,250

Milford Wind Corridor Phase, RB	5.25%	07/01/29	2,100	2,296,371

Milford Wind Corridor Phase, RB	5.25%	07/01/31	2,100	2,266,341

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,000	2,033,550

Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	4,650	2,958,097

Temecula (City of) Redevelopment Agency; Tax Allocation RB	5.50%	12/15/38	1,000	795,050

Torrance (City of) (Torrance Memorial Medical Center); Series 2010 A, RB	5.00%	09/01/40	1,500	1,420,980

Turlock (City of) Health Facilities (Emanuel Medical Center);
Series A, COP	5.13%	10/15/31	1,000	852,760

Series B, COP	5.13%	10/15/37	1,000	811,070

Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/36	2,500	2,587,475

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(b)(f)(j)	3.50%	05/31/13	2,000	2,001,620

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO Bonds(c)	0.00%	04/01/14	1,500	1,409,625

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,162,150

Vista Unified School District (Election 2002); Series C, GO Bonds (INS–AGM)(a)(b)	5.00%	08/01/28	2,185	2,286,734

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(c)	0.00%	08/01/25	$5,000	$2,085,800

Woodland Finance Authority; Lease & Ref. Projects, RB (INS–SGI)(b)	5.00%	03/01/25	2,000	2,063,400

				446,036,040

Virgin Islands–2.67%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	3,000	3,006,030

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,000	2,111,360

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,000	1,943,120

				7,060,510
Puerto Rico–1.75%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 XX, RB	5.25%	07/01/40	1,150	1,119,111

Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; Series 2010 C, First Sub. RB	5.25%	08/01/41	2,000	1,989,440

Puerto Rico Electric Power Authority; Series 2010 AAA, RB	5.25%	07/01/29	1,500	1,514,145

				4,622,696

Guam–1.12%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.38%	12/01/24	2,900	2,961,335

TOTAL INVESTMENTS(m)–174.44% (Cost $461,355,488)				460,680,581

FLOATING RATE NOTE OBLIGATIONS–(24.17)%
Notes with interest rates ranging from 0.21% to 0.30% at 08/31/11 and contractual maturities of collateral ranging from 08/15/26 to 10/01/39 (See Note 1I)(n)				(63,825,000)

OTHER ASSETS LESS LIABILITIES–(1.05)%				(2,767,034)

PREFERRED SHARES–(49.22)%				(130,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$264,088,547

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
CA MTG	– California Mortgage Insurance
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
COP	– Certificates of Participation
CEP	– Credit Enhanced Provider
FHA	– Federal Housing Administration
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
RADIAN	– RADIAN Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guaranteed Limited
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen California Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1I.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Security subject to the alternative minimum tax.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $6,351,898, which represented 2.41% of the Trust’s Net Assets.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Advance refunded.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	10.79%

Assured Guaranty Municipal Corp.	9.06

American Municipal Bond Assurance Corp.	6.40

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2011. At August 31, 2011, the Trust’s investments with a value of 109,394,123 are held by Dealer Trusts and serve as collateral for the $63,825,000 in the floating rate note obligations outstanding at that date.
Portfolio Composition

By credit sector, based on Total Investments

Revenue Bonds	87.8%

General Obligation Bonds	11.8

Pre-refunded Bonds	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen California Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $461,355,488)	$460,680,581

Receivable for:
Investments sold	3,422,176

Interest	5,825,263

Fund expenses absorbed	7,388

Other assets	28,217

Total assets	469,963,625

Liabilities:
Floating rate note obligations	63,825,000

Payable for:
Investments purchased	11,864,096

Income distributions — common and preferred shares	50,755

Accrued fees to affiliates	5,753

Accrued other operating expenses	129,474

Total liabilities	75,875,078

Preferred shares ($0.01 par value, authorized 1,000,000 shares, 5,200 issued with liquidation preference of $25,000 per share)	130,000,000

Net assets attributable to common shares	$264,088,547

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$332,887,380

Undistributed net investment income	3,129,545

Undistributed net realized gain (loss)	(71,253,471)

Unrealized appreciation (depreciation)	(674,907)

$264,088,547

Shares outstanding, $0.01 par value per common share with an unlimited number of shares authorized:
Common shares	22,120,686

Net asset value per common share	$11.94

Market value per common share	$12.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen California Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$11,825,483

Expenses:
Advisory fees	1,233,664

Administrative services fees	49,078

Custodian fees	8,333

Interest, facilities and maintenance fees	307,162

Transfer agent fees	31,550

Trustees’ and officers’ fees and benefits	20,966

Other	120,942

Total expenses	1,771,695

Less: Fees waived and/or expenses reimbursed	(142,347)

Net expenses	1,629,348

Net investment income	10,196,135

Realized and unrealized gain (loss):
Net realized gain (loss) from investment securities	(9,605,246)

Change in net unrealized appreciation of investment securities	31,277,106

Net realized and unrealized gain	21,671,860

Distributions to preferred shareholders from net investment income	(189,780)

Net increase in net assets applicable to common shares resulting from operations	$31,678,215

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen California Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2011, four months ended February 28, 2011 and the year ended October 31, 2010
(Unaudited)

	Six months	Four months
	ended	ended	Year ended
	August 31,	February 28,	October 31,
	2011	2011	2010

From investment activities:
Operations:
Net investment income	$10,196,135	$7,076,297	$21,558,799

Net realized gain (loss)	(9,605,246)	(3,577,213)	(5,609,167)

Change in net unrealized appreciation (depreciation)	31,277,106	(35,367,713)	25,367,469

Distributions to preferred shareholders from net investment income	(189,780)	(177,464)	(543,369)

Net increase (decrease) in net assets applicable to common shares resulting from operations	31,678,215	(32,046,093)	40,773,732

Distributions to common shareholders from net investment income	(10,084,060)	(6,717,790)	(20,131,211)

Net increase (decrease) in net assets applicable to common shares resulting from investment activities	21,594,155	(38,763,883)	20,642,521

Share transactions–net:
Increase from transactions in common shares of beneficial interest	158,739	149,578	567,912

Net increase (decrease) in net assets	21,752,894	(38,614,305)	21,210,433

Net assets applicable to common shares:
Beginning of period	242,335,653	280,949,958	259,739,525

End of period (includes undistributed net investment income of $3,129,545, $3,207,250 and $3,092,904, respectively)	$264,088,547	$242,335,653	$280,949,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen California Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2011
(Unaudited)

Net increase in net assets applicable to common shares resulting from operations	$31,678,215

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Cost of purchases of investments	(80,248,776)

Proceeds from sales of investments	81,923,837

Amortization of premium	273,501

Accretion of discount	(493,312)

Net realized loss on investments	9,605,246

Net change in unrealized (appreciation) on investments	(31,277,106)

Decrease in interest receivable and other assets	294,948

(Decrease) in accrued expenses and other payables	(61,476)

Net cash provided by operating activities	11,695,077

Cash flows provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(9,896,783)

Net proceeds from and repayments of floating rate note obligations	(2,100,000)

Net cash provided by (used in) financing activities	(11,996,783)

Net increase (decrease) in cash	(301,706)

Cash at the beginning of the period	301,706

Cash at the end of the period	$—

Supplemental disclosures of cash flow information
Cash paid during the period for interest, facilities and maintenance fees	$307,162

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen California Value Municipal Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
  The Trust’s investment objective is to seek to provide a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in California municipal securities rated investment grade at the time of investment.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

14        Invesco Van Kampen California Value Municipal Income Trust

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
I.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

15        Invesco Van Kampen California Value Municipal Income Trust

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
J.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
L.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares and floating rate obligations, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.55% of the Trust’s average daily net assets including current preferred shares and leverage entered into to retire preferred shares of the Trust.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 1.05%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $142,347.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2011, expenses incurred under this agreement are shown in the Statement of Operations as administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

16        Invesco Van Kampen California Value Municipal Income Trust

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$460,680,581	$—	$460,680,581

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. the procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2011, the Trust engaged in securities purchase of $3,113,960 and securities sales of $0, which resulted in net realized gains (losses) of $0.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.
  For the six months ended August 31, 2011, the Trust paid legal fees of $24,936 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP, as legal counsel to the Trust. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2011 were $66,327,143 and 0.67%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Trust had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2015	$1,441,133

February 29, 2016	20,393,535

February 28, 2017	31,471,695

February 28, 2018	4,985,286

February 28, 2019	3,798,339

Total capital loss carryforward	$62,089,988

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

17        Invesco Van Kampen California Value Municipal Income Trust

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2011 was $49,382,872 and $58,654,126, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,755,311

Aggregate unrealized (depreciation) of investment securities	(13,598,576)

Net unrealized appreciation of investment securities	$156,735

Cost of investments for tax purposes is $460,523,846.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months	Four months
	ended	ended	Year ended
	August 31,	February 28,	October 31,
	2011	2011	2010

Beginning Shares	22,106,471	22,093,084	22,046,524

Shares Issued Through Dividend Reinvestment	14,215	13,387	46,560

Ending Shares	22,120,686	22,106,471	22,093,084

The Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10— Preferred Shares of Beneficial Interest

The Trust has issued Auction Rate Preferred Shares (“preferred shares”) which have a liquidation value of $25,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $25,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.
  Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 16, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of the preferred share liquidation value. These fees are included as a component of interest, facilities and maintenance fees on the Statement of Operations.
  Dividends, which are cumulative, are reset through auction procedures.

		Amount			Range of
Series	Shares+	(000’s omitted)+	Rate+	Reset Date	Dividend Rates++

A	1,560	$39,000	0.274%	09/08/2011	0.110-0.411%

B	1,950	48,750	0.305	09/21/2011	0.122-0.411

C	1,170	29,250	0.305	09/15/2011	0.122-0.411

D	520	13,000	0.259	09/07/2011	0.107-0.411

+	As of August 31, 2011.
++	For the six months ended August 31, 2011.

  Subsequent to August 31, 2011 and up through October 20, 2011, the Trust paid dividends to preferred shareholders at rates ranging from 0.213% to 0.305% in the aggregate amount of $49,482.
  The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.
  Beginning February 13, 2008 and continuing through August 31, 2011, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate.
  The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.
  The preferred shares are not listed on an exchange. Investors in preferred shares may participate in auctions through authorized broker-dealers; however, such broker-dealers are not required to maintain a secondary market in preferred shares, and there can be no assurance that a secondary market will develop, or if it does develop, a secondary market may not provide you with liquidity. When a preferred share auction fails, investors may not be able to sell any or all of their preferred shares and because of the nature of the market for preferred shares, investors may receive less than the price paid for their preferred shares if sold outside of the auction.

18        Invesco Van Kampen California Value Municipal Income Trust

  The Trust entered into additional floating rate note and dealer trust obligations as an alternative form of leverage in order to redeem and to retire a portion of its preferred shares. Transactions in preferred shares were as follows:

	Series A		Series B		Series C		Series D
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Outstanding at February 28, 2011	1,560	$39,000,000	1,950	$48,750,000	1,170	$29,250,000	520	$13,000,000

Shares retired	—	—	—	—	—	—	—	—

Outstanding at August 31, 2011	1,560	$39,000,000	1,950	$48,750,000	1,170	$29,250,000	520	$13,000,000

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2011:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 1, 2011	$0.076	September 15, 2011	September 30, 2011

September 30, 2011	$0.076	October 14, 2011	October 31, 2011

19        Invesco Van Kampen California Value Municipal Income Trust

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months		Four months
	ended		ended
	August 31,		February 28,		Year ended October 31,
	2011		2011		2010	2009	2008	2007	2006

Net asset value per common share, beginning of period	$10.96		$12.72		$11.78	$10.11	$15.38	$16.69	$16.47

Net investment income(a)	0.46		0.32		0.98	1.04	1.18	1.13	1.09

Net realized and unrealized gain (loss) on securities	0.99		(1.77)		0.89	1.58	(5.28)	(1.25)	0.44

Distributions paid to preferred shareholders:
Net investment income	(0.01)		(0.01)		(0.02)	(0.06)	(0.32)	(0.30)	(0.26)

Net realized gains	-0-		-0-		-0-	-0-	-0-	(0.02)	(0.03)

Total income (loss) from investment operations	1.44		(1.46)		1.85	2.56	(4.42)	(0.44)	1.24

Distributions paid to common shareholders:
Net investment income	(0.46)		(0.30)		(0.91)	(0.89)	(0.85)	(0.81)	(0.85)

Net realized gain	-0-		-0-		-0-	-0-	-0-	(0.06)	(0.17)

Net asset value per common share, end of period	$11.94		$10.96		$12.72	$11.78	$10.11	$15.38	$16.69

Market value, end of period	$12.14		$11.21		$13.02	$12.02	$10.34	$15.44	$15.86

Total return at net asset value(b)	13.40%		(11.47)%		16.33%

Total return at market value(c)	12.73%		(11.54)%		16.70%	26.67%	(28.65)%	2.80%	14.36%

Net assets applicable to common shareholders at end of the period (000’s omitted)	$264,089		$242,336		$280,950	$259,740	$222,299	$337,272	$365,678

Portfolio turnover(d)	12%		4%		12%	30%	33%	38%	25%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements(e)	1.30	%(g)	1.40	%(h)(j)	1.36%	1.53%	2.03%	1.91%	1.23%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(e)(i)	1.06	%(g)	1.05	%(h)(j)	1.12%	1.19%	0.97%	1.03%	1.21%

Without fee waivers and/or expense reimbursements(e)	1.41	%(g)	1.43	%(h)(j)	1.46%	1.72%	2.19%	2.05%	N/A

Ratio of net investment income before preferred share dividends	8.11	%(g)	8.66	%(h)(j)	8.03%	9.97%	8.52%	7.04%	6.66%

Preferred share dividends	0.17	%(g)	0.22	%(j)

Ratio of net investment income after preferred share dividends	7.94	%(g)	8.44	%(h)(j)	7.83%	9.37%	6.23%	5.18%	5.09%

Senior securities:
Total preferred shares outstanding	5,200		5,200		5,200	5,600	6,400	8,000	8,000

Total amount of preferred shares outstanding (000’s omitted)	$130,000		$130,000		$130,000	$140,000	$160,000	$200,000	$200,000

Asset coverage per preferred share(f)	$75,786		$71,603		$79,032	$71,385	$59,769	$67,182	$70,730

Liquidating preference per preferred share	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Returns are not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Returns are not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(f)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
(g)	Ratios are annualized and based on average net assets applicable to common shares (000’s omitted) of $250,535.
(h)	Ratio includes an adjustment for a change in accounting estimate for professional services fees during the period. Ratios excluding this adjustment would have been higher by 0.05%.
(i)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(j)	Annualized
N/A=Not Applicable

20        Invesco Van Kampen California Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen California Value Municipal Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 8, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds reflect the results of years of review and negotiation between the Trustees and Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 8, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio manager, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper performance universe and against the Barclays Capital California Municipal Bond Index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. When considering a fund’s performance, the Board places emphasis on trends and longer term returns.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a

21        Invesco Van Kampen California Value Municipal Income Trust

common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Van Kampen funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings.
  The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Van Kampen funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Van Kampen funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Van Kampen Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

22        Invesco Van Kampen California Value Municipal Income Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen California Value Municipal Income Trust was held on June 17, 2011. The Meeting on June 17, 2011 was held for the following purpose:

(1)	Elect four Class III Trustees, three by the holders of Common Shares and one by the holders of the Preferred Shares, each of whom will serve for a three year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows (Common Shares only):

			Votes
	Matter	Votes For	Withheld

(1)	R. Craig Kennedy	19,429,761	955,090
	Jack E. Nelson	19,459,366	925,485
	Colin D. Meadows	19,515,966	868,885

With respect to the election of a Class III Trustee by the holders of Preferred Shares, the Meeting was adjourned until July 19, 2011, in order to solicit further shareholder votes. The Meeting on July 19, 2011 was held for the following purpose:

(1)	Elect four Class III Trustees, three by the holders of Common Shares and one by the holders of the Preferred Shares, each of whom will serve for a three year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows (Preferred Shares only):

			Votes
	Matter	Votes For	Withheld

(1)	Hugo F. Sonnenschein(P)	2,272	1,053

(P)	Election of trustee by preferred shareholders only.

23        Invesco Van Kampen California Value Municipal Income Trust

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is 811-07404.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-CE-CAVMI-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen California Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:  November 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 7, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.